Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate their fair value, excluding the effect of any deferred finance costs. The 2019 Notes, the 2022 Notes, the 2022 Logistics Senior Notes, the Navios Acquisition Loan and one Navios Logistics' loan are fixed rate borrowings and their fair value was determined based on quoted market prices.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value.
Loan receivable from affiliate companies: The carrying amount of the fixed rate loan approximates its fair value.
Loan payable to affiliate company: The carrying amount of the fixed rate loan approximates its fair value.
Long-term receivable from affiliate company: The carrying amount of the floating rate receivable approximates its fair value.
Long-term payable to affiliate company: The carrying amount of the long-term payable approximates its fair value.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the consolidated statements of comprehensive income/(loss). During the third quarter of 2016, the Company sold all its available-for-sale securities.
Long-term payables to affiliate companies: The carrying amount of other long-term payables to affiliate companies approximates their fair value.

The estimated fair values of the Company's financial instruments were as follows:

	December 31, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$135,992	$135,992	$163,412	$163,412
Restricted cash	$5,386	$5,386	$13,480	$13,480
Investments in available-for-sale-securities	$—	$—	$5,173	$5,173
Loan receivable from affiliate company	$23,008	$23,008	$16,474	$16,474
Long-term receivable from affiliate companies	$11,105	$11,105	$—	$—
Capital lease obligations, including current portion	$(17,617)	$(17,617)	$(20,649)	$(20,649)
Senior and ship mortgage notes, net	$(1,296,537)	$(974,170)	$(1,350,941)	$(735,002)
Long-term debt, including current portion	$(304,682)	$(308,080)	$(230,367)	$(233,526)
Loan payable to affiliate company	$(49,876)	$(51,240)	$—	$—
Long-term payable to affiliate companies	$(6,399)	$(6,399)	$—	$—

The following table set forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement. There were no assets and/or liabilities measured at fair value on a recurring basis as of December 31, 2016.

	Fair Value Measurements as of December 31, 2015
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,173	$5,173	$—	$—
Total	$5,173	$5,173	$—	$—

The Company's assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in affiliates	$148,095	$148,095	$—	$—

The Company recorded an OTTI loss of $228,026 on its investments in Navios Partners and Navios Acquisition during the year ended December 31, 2016, thus reducing their total carrying value to $148,095 as at December 31, 2016.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$135,992	$135,992	$—	$—
Restricted cash	$5,386	$5,386	$—	$—
Loan receivable from affiliate company(2)	$23,008	$—	$23,008	$—
Long-term receivable from affiliate companies(2)	$11,105	$—	$11,105	$—
Capital lease obligations, including current portion(1)	$(17,617)	$—	$(17,617)	$—
Senior and ship mortgage notes	$(974,170)	$(974,170)	$—	$—
Long-term debt, including current portion(1)	$(308,080)	$—	$(308,080)	$—
Loan payable to affiliate company(2)	$(51,240)	$—	$(51,240)	$—
Long-term payable to affiliate companies(2)	$(6,399)	$—	$(6,399)	$—

	Fair Value Measurements at December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$163,412	$163,412	$—	$—
Restricted cash	$13,480	$13,480	$—	$—
Loan receivable from affiliate companies(2)	$16,474	$—	$16,474	$—
Senior and ship mortgage notes	$(735,002)	$(735,002)	$—	$—
Capital lease obligations, including current portion(1)	$(20,649)	$—	$(20,649)	$—
Long-term debt, including current portion(1)	$(233,526)	$—	$(233,526)	$—

(1	)The fair value of the Company's long-term debt/ Capital lease obligations is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.